Investments in subsidiaries (Subsidiaries acquired from business combinations under common control) (Detail)	12 Months Ended
Dec. 31, 2020 CNY (¥) shares
Disclosure of subsidiaries [line items]
Percentage of equity interest held, Interest	63.64%
Huaneng (Suzhou Industrial Park) Power Generation Co., Ltd. ("Suzhou Industrial Park Power") (vii)
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 632,840,000
Business nature and scope of operations	Power generation
Percentage of equity interest held, Interest	75.00%
Percentage of equity interest held, Voting	75.00%
Huaneng Qinbei Power Generation Co., Ltd. ("Qinbei Power") (v)
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 3,139,965,055
Business nature and scope of operations	Power generation
Percentage of equity interest held, Interest	60.00%
Percentage of equity interest held, Voting	60.00%
Huaneng Yushe Power Generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 615,760,000
Business nature and scope of operations	Power generation, power distribution and sale of power
Percentage of equity interest held, Interest	60.00%
Percentage of equity interest held, Voting	60.00%
Yueyang Power
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 2,025,934,545
Business nature and scope of operations	Power generation
Percentage of equity interest held, Interest	55.00%
Percentage of equity interest held, Voting	55.00%
Luohuang Power
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 1,748,310,000
Business nature and scope of operations	Power generation, production and sale of heat
Percentage of equity interest held, Interest	60.00%
Percentage of equity interest held, Voting	60.00%
Huaneng Pingliang Power Generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 924,050,000
Business nature and scope of operations	Power generation
Percentage of equity interest held, Interest	65.00%
Percentage of equity interest held, Voting	65.00%
Jinling Power
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 1,590,220,000
Business nature and scope of operations	Power generation
Percentage of equity interest held, Interest	60.00%
Percentage of equity interest held, Voting	60.00%
Huaneng Qidong Wind Power Generation Co., Ltd. ("Qidong Wind Power") (iv)
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 391,738,500
Business nature and scope of operations	Development of wind power projects, and production and sale of electricity
Percentage of equity interest held, Interest	65.00%
Percentage of equity interest held, Voting	65.00%
Yangliuqing Co-generation
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 1,537,130,909
Business nature and scope of operations	Power generation, heat supply, facilities installation, maintenance and related services
Percentage of equity interest held, Interest	55.00%
Percentage of equity interest held, Voting	55.00%
Wuhan Power
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 1,478,461,500,000
Business nature and scope of operations	Investment, construction, operation and management of electricity projects, and development and utilisation of clean energy resources
Percentage of equity interest held, Interest	75.00%
Percentage of equity interest held, Voting	75.00%
Huaneng Anyuan Power Generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 1,184,587,300,000
Business nature and scope of operations	Construction and operation of power plants and related construction projects, and production of electricity
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Hualiangting Hydropower Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 50,000,000,000
Business nature and scope of operations	Generation and transfer of power supply, and water supply (irrigation)
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Jingmen Thermal Power Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 780,000,000,000
Business nature and scope of operations	Thermal power, power development and other service
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Enshi Qingjiang Dalongtan Hydropower Development Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 177,080,000,000
Business nature and scope of operations	Hydropower development, production and management of electric power, and urban water supply
Percentage of equity interest held, Interest	98.01%
Percentage of equity interest held, Voting	98.01%
Huaneng Hainan Power Inc. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 1,326,419,587,000
Business nature and scope of operations	Investment, construction, operation of various power plants, and regular energy and new energy development
Percentage of equity interest held, Interest	91.80%
Percentage of equity interest held, Voting	91.80%
Huaneng Yingcheng Thermal Power Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 665,982,700,000
Business nature and scope of operations	Construction and operation of power plants and production, sale of power and heat
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Heilongjiang Power Generation Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 1,342,550,000,000
Business nature and scope of operations	Development, investment construction, production and management of power (thermal) projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Hegang Power Generation Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 1,092,550,000,000
Business nature and scope of operations	Electricity power construction, energy conservation, development projects, and heat production and supply
Percentage of equity interest held, Interest	64.00%
Percentage of equity interest held, Voting	64.00%
Huaneng Xinhua Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 284,880,000,000
Business nature and scope of operations	Power generation, power equipment repair, and coal sale
Percentage of equity interest held, Interest	70.00%
Percentage of equity interest held, Voting	70.00%
Huaneng Tongjiang Wind Power Generation Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 330,000,000,000
Business nature and scope of operations	Wind power generation, wind power plants operation planning and design
Percentage of equity interest held, Interest	82.85%
Percentage of equity interest held, Voting	82.85%
Huaneng Daqing Thermal Power Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 630,000,000,000
Business nature and scope of operations	Power generation, and thermal production and supply
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Daqing Lvyuan Wind Power Generation Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 497,000,000
Business nature and scope of operations	Wind power generation
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Yichun Thermal Power
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 581,000,000
Business nature and scope of operations	Power construction, production and sale, and thermal production and sale
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Heilongjiang Energy Sales Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 210,000,000,000
Business nature and scope of operations	Power supply, and the production of heat and hot water
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Zhaodong Huaneng Thermal Power Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 10,000,000,000
Business nature and scope of operations	Heat production and supply
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Jilin Power Generation Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 4,719,757,200,000
Business nature and scope of operations	Power (thermal) projects, development of new energy projects and investment, construction, production, operation and sale
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Linjiang Jubao Hydropower Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 46,820,000,000
Business nature and scope of operations	Hydropower development and operation, and construction and operation of photovoltaic power generation
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Jilin Energy Sales Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 210,000,000,000
Business nature and scope of operations	Thermal (cold) production and supply, and power supply
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Shandong Power
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 4,241,460,000,000
Business nature and scope of operations	Power (thermal) project development, investment, construction and management
Percentage of equity interest held, Interest	80.00%
Percentage of equity interest held, Voting	80.00%
Huaneng Jining New Energy Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 38,000,000,000
Business nature and scope of operations	Investment, construction and management of photovoltaic and wind power projects
Percentage of equity interest held, Interest	80.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Rizhao Thermal Power Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 52,000,000,000
Business nature and scope of operations	Urban heat construction, maintenance and operation design and construction of heat engineering
Percentage of equity interest held, Interest	80.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Laiwu New Energy Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 68,000,000
Business nature and scope of operations	Photovoltaic power and wind power generation
Percentage of equity interest held, Interest	80.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Shandong Sishui New Energy Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 143,090,000,000
Business nature and scope of operations	Solar energy grid connected generation
Percentage of equity interest held, Interest	80.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Shandong Electric and Thermal Power Marketing Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 200,000,000
Business nature and scope of operations	Sales and service of power and heating products, investment in power industry
Percentage of equity interest held, Interest	80.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Shandong Information Technology Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 80,000,000
Business nature and scope of operations	Information technology and management consulting services
Percentage of equity interest held, Interest	80.00%
Percentage of equity interest held, Voting	100.00%
Zhanhua New Energy [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 235,298,200
Business nature and scope of operations	Wind power, photovoltaic power generation
Percentage of equity interest held, Interest	80.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Weihai Port Photovoltaic Power Generation Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 32,380,000
Business nature and scope of operations	Photovoltaic power generation projects development and construction, electricity sales
Percentage of equity interest held, Interest	80.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Jinan Huangtai Power Limited Company
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 1,391,878,400
Business nature and scope of operations	Electricity power production, heat management
Percentage of equity interest held, Interest	72.00%
Percentage of equity interest held, Voting	90.00%
Huaneng Dezhou Thermal Power Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 40,000,000
Business nature and scope of operations	Urban heat construction, maintenance and operation, design and construction of heat engineering
Percentage of equity interest held, Interest	68.00%
Percentage of equity interest held, Voting	85.00%
Huaneng Dongying New Energy Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 92,601,483
Business nature and scope of operations	Wind power projects development, wind power generation and sales of electricity
Percentage of equity interest held, Interest	56.00%
Percentage of equity interest held, Voting	70.00%
Shandong Maintenance Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 50,000,000,000
Business nature and scope of operations	Power engineering design, construction
Percentage of equity interest held, Interest	76.55%
Percentage of equity interest held, Voting	100.00%
Shandong Fuel Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 100,000,000,000
Business nature and scope of operations	Wholesale operation of coal
Percentage of equity interest held, Interest	76.55%
Percentage of equity interest held, Voting	100.00%
Rizhao Power [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 1,245,587,900,000
Business nature and scope of operations	Heat; engaged in power business
Percentage of equity interest held, Interest	88.80%
Percentage of equity interest held, Voting	100.00%
Beijing Co-generation
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 3,702,090,000,000
Business nature and scope of operations	Construction and operation of power plants and related construction projects
Percentage of equity interest held, Interest	41.00%
Percentage of equity interest held, Voting	66.00%
Chaohu Power [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 840,000,000,000
Business nature and scope of operations	Construction, operation, management of electricity projects, and development and utilisation of clean energy resources
Percentage of equity interest held, Interest	60.00%
Percentage of equity interest held, Voting	70.00%
Huaneng Suzhou Thermal Power Co., Ltd
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 600,000,000,000
Business nature and scope of operations	Construction, operation and management of electricity projects, and development and utilisation of clean energy
Percentage of equity interest held, Interest	53.45%
Percentage of equity interest held, Voting	100.00%
Ruijin Power Generation [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 1,719,846,598,000
Business nature and scope of operations	Construction, operation, management of electricity projects, and development and utilisation of clean energy
Percentage of equity interest held, Interest	50.00%
Percentage of equity interest held, Voting	100.00%
Laiwu Power (vi)
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 2,340,000,000
Business nature and scope of operations	Power production
Percentage of equity interest held, Interest	74.32%
Percentage of equity interest held, Voting	100.00%
Ruyi Coal Power [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 1,294,680,000
Business nature and scope of operations	Development, investment, construction, operation and management of electricity power and coal
Percentage of equity interest held, Interest	40.00%
Percentage of equity interest held, Voting	100.00%
Jiaxiang Power
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 646,680,000,000
Business nature and scope of operations	Power generation, electrical equipment maintenance
Percentage of equity interest held, Interest	40.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Qufu Co-generation Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 300,932,990,000
Business nature and scope of operations	Sale and production of electric power, and thermal power
Percentage of equity interest held, Interest	40.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Jining Hi-Tech Zone Co-generation Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 118,699,761,000
Business nature and scope of operations	Heat supply and power generation
Percentage of equity interest held, Interest	40.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Shandong (Hong Kong) Investment Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Hong Kong
Type of interest held	Held indirectly
Registered capital | shares	10,000
Business nature and scope of operations	Investment
Percentage of equity interest held, Interest	80.00%
Percentage of equity interest held, Voting	100.00%
Shandong Silk Road International Power Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 35,000,000
Business nature and scope of operations	Contracting overseas projects and domestic international bidding projects, and construction and operation of power projects
Percentage of equity interest held, Interest	80.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Rongcheng New Energy Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 36,540,000
Business nature and scope of operations	Wind power generation
Percentage of equity interest held, Interest	48.00%
Percentage of equity interest held, Voting	100.00%
Yunhe Power (viii)
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 696,355,300
Business nature and scope of operations	Electrical (thermal) production and on-grid sale, technology consulting and services
Percentage of equity interest held, Interest	78.68%
Percentage of equity interest held, Voting	98.35%
Linyi Power
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 1,093,313,400
Business nature and scope of operations	Power generation
Percentage of equity interest held, Interest	60.00%
Percentage of equity interest held, Voting	75.00%
Liaocheng Changrun National Electric Heating Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 130,000,000
Business nature and scope of operations	Heat supply
Percentage of equity interest held, Interest	60.00%
Percentage of equity interest held, Voting	75.00%
Linyi Lantian Thermal Power Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 36,000,000
Business nature and scope of operations	Heat supply, maintenance of thermal power network, power sale, and installation and maintenance of distribution facilities
Percentage of equity interest held, Interest	54.40%
Percentage of equity interest held, Voting	68.00%
Yantai 500 Heating Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 20,500,000
Business nature and scope of operations	Central heat services, plumbing and pipe installation services
Percentage of equity interest held, Interest	64.00%
Percentage of equity interest held, Voting	80.00%
Huaneng Shandong Taifeng Renewable Energy Co., Ltd
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 200,000,000
Business nature and scope of operations	Investment, development, construction and management of photovoltaic power generation projects
Percentage of equity interest held, Interest	65.78%
Percentage of equity interest held, Voting	82.23%
Liaocheng Co-generation
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 1,038,407,950
Business nature and scope of operations	Power, and heat production and sale
Percentage of equity interest held, Interest	60.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Henan Zhongyuan Gas Power Generation Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 400,000,000,000
Business nature and scope of operations	Investment, construction, operation and management of power projects, thermal supply, and development and utilisation of clean energy resources
Percentage of equity interest held, Interest	90.00%
Percentage of equity interest held, Voting	90.00%
Huaneng Zibo Boshan Photovoltaic Power Limited Company
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 22,000,000,000
Business nature and scope of operations	Solar power generation, and sale
Percentage of equity interest held, Interest	80.00%
Percentage of equity interest held, Voting	100.00%
Tianjin Longye New Energy Co., Ltd. ("Tianjin Longye")
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 9,300,000,000
Business nature and scope of operations	Design, construction and maintenance of solar power projects, and sale of photovoltaic modules
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng (Fujian) Energy Development Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 100,000,000
Business nature and scope of operations	Production and sale of electricity, and prevention of water pollution
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Power International Jiangsu Energy Development Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 100,000,000
Business nature and scope of operations	Electricity, heat, and new energy development.
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng (Guangdong) Energy Development Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 100,000,000
Business nature and scope of operations	Production and sale of heat, sewage treatment and recycling, and new energy technology development
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng (Zhejiang) Energy Development Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 100,000,000
Business nature and scope of operations	Production and sale of electricity and heat, sale of coal, lime, gypsum and related products, and research and development of energy-efficient technologies
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Nantong Combined Cycle Power Limited Company [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 960,000,000
Business nature and scope of operations	Production and sale of electricity and heat; and investment in combined cycle co-generation industries
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%